Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Transactions with Related Parties and Parties-in-Interest
Certain plan investment choices include funds managed by Principal, one of the trustees for the Plan, and, therefore, these transactions qualify as party-in-interest transactions, as defined by ERISA. Fees paid to trustees during 2025 totaled $429,379. In addition, the Plan holds The Davey Tree Expert Company common stock, see Note D.

EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 538,354
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 429,379